Income Tax Expenses - Summary of Income Tax Expense (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Profit before income tax	$ 8,517,078	$ 6,685,136	$ 5,645,547
Profit before income tax from discontinued operations	6,645,683	1,116,066	810,159
Accounting income before income tax	$ 15,162,761	$ 7,801,202	$ 6,455,706
Income tax rate	30.00%	30.00%	30.00%
Income tax with statutory tax rate	$ (4,548,828)	$ (2,340,361)	$ (1,936,712)
Adjustments for calculation of the effective income tax:
Effect of derecognition of Yguazú Cementos S.A.	642,649	223,213	162,032
Impairment of tax losses recognized in Ferrosur Roca S.A.	(160,903)
Effects of the fiscal revaluation and inflation adjustments for accounting and tax purposes	187,159	205,498	(610,103)
Effect of change in tax rate	122,149	(383,166)	(11,382)
Other non-taxable income or non-deductible expense, net	(22,868)	(1,131)	25,530
Total Income tax	(3,780,642)	(2,295,947)	(2,370,635)
Income tax
Current	(3,897,349)	(1,502,032)	(2,197,740)
Deferred	116,707	(793,915)	(172,895)
Total Income tax	(3,780,642)	(2,295,947)	(2,370,635)
Income tax included in the statement of other comprehensive income	(2,263,560)	(2,200,136)	(2,304,174)
Income tax from discontinued operations	$ (1,517,082)	$ (95,811)	$ (66,461)